Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Net Minimum Payments Under Noncancelable Operating Leases

As of December 31, 2018, our net minimum payments under the noncancelable operating leases are as follows:

Year Ending December 31,	Minimum Lease Payments	Sublease Income	Net Minimum Lease Payments
	(in thousands)
2019	$2,027	$22	$2,005
2020	824	23	801
2021	729	24	705
2022	748	24	724
2023	606	25	581
Thereafter	296	25	271

Total future minimum payments	$5,230	$143	$5,087

As of September 30, 2019 (unaudited), our net minimum payments under the noncancelable operating leases are as follows:

Year Ending December 31,	Minimum Lease Payments	Sublease Income	Net Minimum Lease Payments
	(in thousands)
Remainder of 2019	$746	$15	$731
2020	3,915	61	3,854
2021	4,896	62	4,834
2022	5,036	63	4,973
2023	5,017	65	4,952
Thereafter	4,759	66	4,693

Total future minimum payments	$24,369	$332	$24,037